CIRR-system	12 Months Ended
Dec. 31, 2019
CIRR-system
CIRR-system

Note 24. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the Consolidated Statement of Financial Position since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under note 16 Other Assets in the item Claim against the State for CIRR-loans and concessionary loans.

SEK has determined that the CIRR-system should be considered an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s Statement of Comprehensive Income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s Statement of Comprehensive Income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s Statement of Comprehensive Income under net interest income. Refer also to note 1 (f).

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees such as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2019, loans outstanding amounted to Skr 547 million (year-end 2018: Skr 663 million) and the government noted a negative result of Skr -36 million (2018: Skr -42 million). Administrative compensation to SEK amounted to Skr -2 million (2018: Skr -2 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2019	2018
Interest income	2,074	1,624
Interest expenses	-1,912	-1,480
Net interest income	162	144
Interest compensation	1	20
Foreign exchange effects	5	9
Profit before compensation to SEK	168	173
Administrative remuneration to SEK	-192	-155
Operating profit CIRR-system	-24	18
Reimbursement to (-) / from (+) the State	24	-18

Statement of financial position for the CIRR-system (included in SEK’s Statement of Financial Position)

Skr mn	Dec 31, 2019	Dec 31, 2018
Cash and cash equivalents	0	—
Loans	76,120	69,922
Derivatives	26	502
Other assets	9,307	4,090
Prepaid expenses and accrued revenues	569	561
Total assets	86,022	75,075

Liabilities	76,257	70,144
Derivatives	9,117	4,408
Accrued expenses and prepaid revenues	648	523
Total liabilities and equity	86,022	75,075

Commitments
Committed undisbursed loans	47,868	47,664
Binding offers	37	616